RELATED PARTY TRANSACTIONS - Class B Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 05, 2023	Apr. 25, 2023	Mar. 19, 2021	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)		5,000,000
Over-Allotment Option
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)		5,000,000
IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Shares no longer subject to forfeiture (in shares)		1,250,000
Common Class B
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)				12,500,000	12,500,000
Common Class B | Common Stock | Over-Allotment Option
Related Party Transaction [Line Items]
Shares excluded from weighted average shares outstanding subject to over-allotment option forfeiture (in shares)				1,687,500	1,687,500
Related Party
Related Party Transaction [Line Items]
Proceeds from Sponsor for expenses			$ 25,000
Related Party | Sponsor
Related Party Transaction [Line Items]
Percent of outstanding shares				20.00%
Shares forfeited (in shares)	437,500
Period after business combination before transferring, assigning or selling shares		1 year
Share price threshold to transfer, assign or sell shares (in USD per share)		$ 12
Number of trading days for share price threshold		20 days
Trading day period for share price threshold		30 days
Number of days after business combination for share price threshold		150 days
Related Party | Sponsor | Common Stock
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)					12,937,500
Related Party | Common Class B | Sponsor
Related Party Transaction [Line Items]
Common stock, outstanding (in shares)				12,937,500